Property and equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [abstract]
Schedule of property and equipment

	Note	Point-of-sale terminals	Computer equipment	Office equipment, furniture and fixtures	Leasehold improvements	Right-of-use assets – Office leases	Total
		$	$	$	$	$
Cost
Balance as at December 31, 2021		3,632	9,764	1,742	3,901	13,806	32,845
Acquisitions		1,182	10,810	529	1,223	8,376	22,120
Disposal		—	(2,038)	(24)	(220)	—	(2,282)
Fully depreciated assets		—	(945)	—	(196)	(424)	(1,565)
Effect of movements in exchange rates		(280)	(228)	(14)	7	(233)	(748)
Balance as at December 31, 2022		4,534	17,363	2,233	4,715	21,525	50,370
Acquisitions		1,078	8,683	89	350	1,194	11,394
Disposal		—	(1)	(59)	(398)	(1,828)	(2,286)
Acquisition through business combinations	4	—	1,530	194	386	3,321	5,431
Fully depreciated assets		—	(1,625)	—	(702)	—	(2,327)
Effect of movements in exchange rates		113	(102)	56	100	93	260
Balance as at December 31, 2023		5,725	25,848	2,513	4,451	24,305	62,842

Accumulated depreciation
Balance as at December 31, 2021		2,220	3,725	568	1,253	6,223	13,989
Depreciation		597	3,815	280	451	3,340	8,483
Disposal		—	(2,036)	(13)	(87)	—	(2,136)
Fully depreciated assets		—	(945)	—	(196)	(424)	(1,565)
Effect of movement in exchange rates		(163)	(48)	(8)	(16)	(47)	(282)
Balance as at December 31, 2022		2,654	4,511	827	1,405	9,092	18,489
Depreciation		703	7,794	397	694	4,860	14,448
Disposal		—	—	(30)	(1)	(1,101)	(1,132)
Fully depreciated assets		—	(1,625)	—	(702)	—	(2,327)
Effect of movement in exchange rates		110	47	—	71	42	270
Balance as at December 31, 2023		3,467	10,727	1,194	1,467	12,893	29,748

Carrying amounts
At December 31, 2022		1,880	12,852	1,406	3,310	12,433	31,881
At December 31, 2023		2,258	15,121	1,319	2,984	11,412	33,094